Total
GRIZZLY SHORT FUND
The Leuthold Grizzly Short Fund (the “Fund”) is correcting the expense example table in the Prospectus.  Accordingly, effective immediately, the expense example table under the “Example” section of the Prospectus is hereby deleted and replaced with the following:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Leuthold Grizzly Short Fund | No Load | USD ($)	288	883	1,504	3,176